Other Receivables (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Schedule Of Receivables With Imputed Interest [Table Text Block]
		December 31
	2015	2014

Note receivable from sale of property
Non-interest bearing note due April 2, 2024	$2,890	$8,620
Less: unamortized discount applying imputed interest rate of 5.3%	1,024	3,342
Note receivable from sale of property net of unamortized discount	1,866	5,278

Other
Direct finance lease receivables	595	229
	2,461	5,507
Less current portion of other receivables	118	47
	$2,343	$5,460